Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating expenses
Legal and other consulting expenses	€ 42,952	€ 46,886	€ 15,899
Telecommunication and IT expenses	4,652	12,523	8,023
Software-as-a Service and similar rights	13,664	9,482	5,101
Marketing expenses	7,798	5,341	3,469
Travel expenses	6,524	1,803	1,338
Insurance	12,225	4,961	351
Office expenses	3,772	3,028	3,020
Other costs	4,304	3,284	4,138
Total	€ 95,891	€ 87,308	€ 41,339